Schedule I - Condensed Financial Information of Parent Company - Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Operating costs and expenses:
General and administrative	$ 554,948	$ 471,010	$ 378,434
Total operating costs and expenses	1,537,360	1,283,271	1,093,237
Operating loss	262,149	198,837	153,529
Interest income	61,445	66,861	66,605
Equity in earnings of subsidiaries and VIEs	(3,289)	(4,425)	(1,537)
Net income attributable to New Oriental Education & Technology Group Inc.	274,457	224,884	193,013
Parent Company [Member]
Operating costs and expenses:
General and administrative	18,236	16,732	12,963
Total operating costs and expenses	18,236	16,732	12,963
Operating loss	(18,236)	(16,732)	(12,963)
Interest income	122	1	2
Equity in earnings of subsidiaries and VIEs	292,571	241,615	205,974
Net income attributable to New Oriental Education & Technology Group Inc.	$ 274,457	$ 224,884	$ 193,013